Valent Technologies, LLC (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Valent Technologies, LLC (Textual)
Series A preferred stock, par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Dividend payable				$ 6,267	$ 6,267	$ 8,356	$ 8,356
Proceeds from warrants exercised				726,179	312,500	312,500	545,026
Valent Technologies Llc [Member]
Valent Technologies, LLC (Textual)
Loan payable outstanding amount	$ 278,530
Aggregate accrued interest	$ 28,530
Series A preferred stock, shares issued	278,530
Series A preferred stock, par value	$ 1.00
Series A preferred stock, rate of dividend	3.00%
Dividend payable		$ 2,089	$ 2,089	$ 6,267	$ 6,267	$ 8,356	$ 8,356
Warrants exercised per share							$ 15.40
Proceeds from warrants exercised							$ 192,075
Warrants issued							12,500
Valent Technologies Llc [Member] | CA [Member]
Valent Technologies, LLC (Textual)
Warrants exercised per share							$ 20.00